John Hancock Bond Trust

200 Berkeley Street

Boston, MA 02116

July 17, 2019

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Bond Trust (the “Registrant”), on behalf of: John Hancock Short Duration Bond Fund (the “Fund”) File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for Class A, C, I, R6, and NAV shares of the Fund that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated July 10, 2019, contained in Post-Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 132 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on July 10, 2019 via EDGAR, accession number 0001133228-19-004634.

If you have any questions or comments, please call me at 617-663-3679.

Sincerely,

/s/ Mara Moldwin
Mara Moldwin
Assistant Secretary of the Trust